Putnam Floating Rate Income Fund
Fund summary
Goal
Putnam Floating Rate Income Fund seeks high current income.
Preservation of capital is a secondary goal.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Floating Rate Income Fund	Class A		Class B		Class C	Class M		Class R	Class Y
Share class	Class A		Class B		Class C	Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.00%		none		none	0.75%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	1.00%	none	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%	1.00%		1.00%	1.00%
[1]	A deferred sales charge of 1.00% on class A shares and of 0.30% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.
[2]	This charge is phased out over two years.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Floating Rate Income Fund	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and service (12b-1) fees	0.25%	0.45%	1.00%	0.30%	0.50%
Other expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Total annual fund operating expenses	1.04%	1.24%	1.79%	1.09%	1.29%	0.79%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Floating Rate Income Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	205	226	282	185	131	81
3 years	428	393	563	419	409	252
5 years	668	681	970	671	708	439
10 years	1,358	1,445	2,105	1,394	1,556	978

Expense Example, No Redemption Putnam Floating Rate Income Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	126	182
3 years	393	563
5 years	681	970
10 years	1,445	2,105

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 79%.
Investments
We invest mainly in corporate loans and debt securities that have floating rates of interest and other corporate debt securities. We invest mainly in obligations of U.S. issuers that are below-investment-grade in quality (having credit characteristics similar to “junk bonds”). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally greater for longer-term bonds. To the extent the fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance 1.92% through 3/31/11 Best calendar quarter 16.74% Q2 2009 Worst calendar quarter -23.59% Q4 2008
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam Floating Rate Income Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since inception	Inception Date
before taxes Class A	Class A	before taxes		7.51%	2.91%	3.09%	Aug 4, 2004
before taxes Class B	Class B	before taxes		7.38%	2.55%	2.68%	Aug 4, 2004
before taxes Class C	Class C	before taxes		6.85%	2.32%	2.46%	Aug 4, 2004
before taxes Class M	Class M	before taxes		7.92%	2.80%	2.99%	Aug 4, 2004
before taxes Class R	Class R	before taxes		8.40%	2.85%	3.01%	Aug 4, 2004
before taxes Class Y	Class Y	before taxes		9.04%	3.39%	3.48%	Aug 4, 2004
after taxes on distributions Class A	Class A	after taxes on distributions		5.70%	0.94%	1.26%	Aug 4, 2004
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		4.83%	1.31%	1.55%	Aug 4, 2004
Barclays Capital U.S. High Yield Loan		Barclays Capital U.S. High Yield Loan Index	(no deduction for fees, expenses or taxes)	9.71%	5.41%		Aug 4, 2004
S&P/LSTA Leveraged Loan Index		S&P/LSTA Leveraged Loan Index	(no deduction for fees, expenses or taxes)	10.17%	5.22%	5.17%	Aug 4, 2004

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005942
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 30, 2011
Prospectus Date	rr_ProspectusDate	Jun 30, 2011
Putnam Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Floating Rate Income Fund seeks high current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Preservation of capital is a secondary goal.
Fees and expenses	pft1005942_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pft1005942_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	500,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio turnover	pft1005942_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 79%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in corporate loans and debt securities that have floating rates of interest and other corporate debt securities. We invest mainly in obligations of U.S. issuers that are below-investment-grade in quality (having credit characteristics similar to “junk bonds”). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We invest mainly in corporate loans and debt securities that have floating rates of interest and other corporate debt securities. We invest mainly in obligations of U.S. issuers that are below-investment-grade in quality (having credit characteristics similar to “junk bonds”).
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally greater for longer-term bonds. To the extent the fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pft1005942_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance 1.92% through 3/31/11 Best calendar quarter 16.74% Q2 2009 Worst calendar quarter -23.59% Q4 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.59%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Putnam Floating Rate Income Fund | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	205
3 years	rr_ExpenseExampleYear03	428
5 years	rr_ExpenseExampleYear05	668
10 years	rr_ExpenseExampleYear10	1,358
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	4.17%
2006	rr_AnnualReturn2006	5.95%
2007	rr_AnnualReturn2007	1.70%
2008	rr_AnnualReturn2008	(29.63%)
2009	rr_AnnualReturn2009	41.50%
2010	rr_AnnualReturn2010	9.65%
Putnam Floating Rate Income Fund | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	226
3 years	rr_ExpenseExampleYear03	393
5 years	rr_ExpenseExampleYear05	681
10 years	rr_ExpenseExampleYear10	1,445
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	126
3 years	rr_ExpenseExampleNoRedemptionYear03	393
5 years	rr_ExpenseExampleNoRedemptionYear05	681
10 years	rr_ExpenseExampleNoRedemptionYear10	1,445
Putnam Floating Rate Income Fund | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.79%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	282
3 years	rr_ExpenseExampleYear03	563
5 years	rr_ExpenseExampleYear05	970
10 years	rr_ExpenseExampleYear10	2,105
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	182
3 years	rr_ExpenseExampleNoRedemptionYear03	563
5 years	rr_ExpenseExampleNoRedemptionYear05	970
10 years	rr_ExpenseExampleNoRedemptionYear10	2,105
Putnam Floating Rate Income Fund | Class M
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	185
3 years	rr_ExpenseExampleYear03	419
5 years	rr_ExpenseExampleYear05	671
10 years	rr_ExpenseExampleYear10	1,394
Putnam Floating Rate Income Fund | Class R
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	131
3 years	rr_ExpenseExampleYear03	409
5 years	rr_ExpenseExampleYear05	708
10 years	rr_ExpenseExampleYear10	1,556
Putnam Floating Rate Income Fund | Class Y
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
Putnam Floating Rate Income Fund | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	7.51%
5 years	rr_AverageAnnualReturnYear05	2.91%
Since inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2004
Putnam Floating Rate Income Fund | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	7.38%
5 years	rr_AverageAnnualReturnYear05	2.55%
Since inception	rr_AverageAnnualReturnSinceInception	2.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2004
Putnam Floating Rate Income Fund | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	6.85%
5 years	rr_AverageAnnualReturnYear05	2.32%
Since inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2004
Putnam Floating Rate Income Fund | before taxes | Class M
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	7.92%
5 years	rr_AverageAnnualReturnYear05	2.80%
Since inception	rr_AverageAnnualReturnSinceInception	2.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2004
Putnam Floating Rate Income Fund | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	8.40%
5 years	rr_AverageAnnualReturnYear05	2.85%
Since inception	rr_AverageAnnualReturnSinceInception	3.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2004
Putnam Floating Rate Income Fund | before taxes | Class Y
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	9.04%
5 years	rr_AverageAnnualReturnYear05	3.39%
Since inception	rr_AverageAnnualReturnSinceInception	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2004
Putnam Floating Rate Income Fund | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	5.70%
5 years	rr_AverageAnnualReturnYear05	0.94%
Since inception	rr_AverageAnnualReturnSinceInception	1.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2004
Putnam Floating Rate Income Fund | after taxes on distributions and sale of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	4.83%
5 years	rr_AverageAnnualReturnYear05	1.31%
Since inception	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2004
Putnam Floating Rate Income Fund | Barclays Capital U.S. High Yield Loan
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. High Yield Loan Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	9.71%
5 years	rr_AverageAnnualReturnYear05	5.41%
Since inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2004
Putnam Floating Rate Income Fund | S&P/LSTA Leveraged Loan Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P/LSTA Leveraged Loan Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	10.17%
5 years	rr_AverageAnnualReturnYear05	5.22%
Since inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2004

[1]	A deferred sales charge of 1.00% on class A shares and of 0.30% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.
[2]	This charge is phased out over two years.